Note G - Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018	$ 109,278
2019	43,077
2020	22,696
2021	14,413
2022	13,578
Thereafter	359
Total	$ 203,401	$ 188,064